Long-Term Loans (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Aug. 31, 2011 Mizrahi [Member]	Dec. 31, 2011 Leumi L'Israel [Member]	Aug. 31, 2010 Leumi L'Israel [Member]
Short-term Debt [Line Items]
Long-term debt	$ 2,000	$ 2,500	$ 1,300